FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis	Assets and liabilities measured at fair value on a recurring basis are summarized below.
Fair Value Measurements as of December 31, 2022

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets
Investments
Fixed maturities, AFS:
Corporate (1)	$—	$41,450	$2,121	$43,571
U.S. Treasury, government and agency	—	5,837	—	5,837
States and political subdivisions	—	499	28	527
Foreign governments	—	836	—	836
Residential mortgage-backed (2)	—	788	34	822
Asset-backed (3)	—	8,490	—	8,490
Commercial mortgage-backed	—	3,203	32	3,235
Redeemable preferred stock	—	43	—	43
Total fixed maturities, AFS	—	61,146	2,215	63,361
Fixed maturities, at fair value using the fair value option	—	1,284	224	1,508
Other equity investments (6)	214	497	12	723
Trading securities	290	332	55	677
Other invested assets:
Short-term investments	—	943	—	943
Assets of consolidated VIEs/VOEs	131	393	5	529
Swaps	—	(425)	—	(425)
Credit default swaps	—	9	—	9
Futures	2	—	—	2
Options	—	4,171	—	4,171
Total other invested assets	133	5,091	5	5,229
Cash equivalents	2,386	501	—	2,887
Segregated securities	—	1,522	—	1,522
Purchased market risk benefits	—	—	10,423	10,423
Assets for market risk benefits	—	—	490	490
Separate Accounts assets (4)	111,744	2,436	1	114,181
Total Assets	$114,767	$72,809	$13,425	$201,001

Liabilities
Notes issued by consolidated VIE’s, at fair value using the fair value option (5)	$—	$1,374	$—	$1,374
SCS, SIO, MSO and IUL indexed features’ liability	—	4,164	—	4,164
Liabilities of consolidated VIEs and VOEs	15	7	—	22
Liabilities for market risk benefits	—	—	15,766	15,766
Contingent payment arrangements	—	—	247	247
Total Liabilities	$15	$5,545	$16,013	$21,573
______________
(1)Corporate fixed maturities includes both public and private issues.
(2)Includes publicly traded agency pass-through securities and collateralized obligations.
(3)Includes credit-tranched securities collateralized by sub-prime mortgages, credit risk transfer securities and other asset types.
(4)Separate Accounts assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate. As of December 31, 2022, the fair value of such investments was $456 million.
(5)Includes CLO short-term debt of $239 million, which is inclusive as fair valued within Notes issued by consolidated VIE’s, at fair value using the fair value option. Accrued interest payable of $15 million is reported in Notes issued by consolidated VIE’s, at fair value using the fair value option in the consolidated balance sheets, which is not required to be measured at fair value on a recurring basis.
(6)Includes short position equity securities of $12 million that are reported in other liabilities.
Fair Value Measurements as of December 31, 2021

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets
Investments
Fixed maturities, AFS:
Corporate (1)	$—	$51,007	$1,504	$52,511
U.S. Treasury, government and agency	—	15,385	—	15,385
States and political subdivisions	—	627	35	662
Foreign governments	—	1,152	—	1,152
Residential mortgage-backed (2)	—	98	—	98
Asset-backed (3)	—	5,926	8	5,934
Commercial mortgage-backed (2)	—	2,401	20	2,421
Redeemable preferred stock	—	53	—	53
Total fixed maturities, AFS	—	76,649	1,567	78,216
Fixed maturities, at fair value using the fair value option		1,440	201	1,641
Other equity investments	322	457	5	784
Trading securities	340	226	65	631
Other invested assets:
Short-term investments	—	30	—	30
Assets of consolidated VIEs/VOEs	166	450	11	627
Swaps	—	(473)	—	(473)
Credit default swaps	—	(1)	—	(1)
Futures	(1)	—	—	(1)
Options	—	6,959	—	6,959
Swaptions	—	—	—	—
Total other invested assets	165	6,965	11	7,141
Cash equivalents	3,275	293	—	3,568
Segregated securities	—	1,504	—	1,504
Purchased market risk benefits	—	—	14,074	14,074
Assets for market risk benefits	—	—	318	318
Separate Accounts assets (4)	144,124	2,572	1	146,697
Total Assets	$148,226	$90,106	$16,242	$254,574

Liabilities
Notes issued by consolidated VIE’s, at fair value using the fair value option (5)	$—	$1,277	$—	$1,277
SCS, SIO, MSO and IUL indexed features’ liability	—	6,773	—	6,773
Liabilities of consolidated VIEs and VOEs	16	2	—	18
Liabilities for market risk benefits	—	—	21,688	21,688
Contingent payment arrangements	—	—	38	38
Total Liabilities	$16	$8,052	$21,726	$29,794
______________
(1)Corporate fixed maturities includes both public and private issues.
(2)Includes publicly traded agency pass-through securities and collateralized obligations.
(3)Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)Separate Accounts assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. As of December 31, 2021, the fair value of such investments was $404 million.
(5)Includes CLO short-term debt of $92 million, which is inclusive as fair valued within Notes issued by consolidated VIE’s, at fair value using the fair value option Accrued interest payable of $6 million is reported in Notes issued by consolidated VIE’s, at fair value using the fair value option in the consolidated balance sheets, which is not required to be measured at fair value on a recurring basis.

Schedule of Reconciliation of Assets and Liabilities at Level 3
The tables below present reconciliations for all Level 3 assets and liabilities and changes in unrealized gains (losses) for the years ended December 31, 2022, 2021 and 2020, respectively. Not included below are the changes in balances related to market risk benefits and purchased market risk level 3 assets and liabilities, which are included in Note 10 of the Notes to these Consolidated Financial Statements.

	Corporate	State and Political Subdivisions	Asset-backed	CMBS	RMBS	Trading Securities, at Fair Value	Fixed maturities, at FVO
	(in millions)
Balance, January 1, 2022	$1,504	$35	$8	$20	$—	$65	$201
Total gains and (losses), realized and unrealized, included in:
Net income (loss) as:
Net investment income (loss)	5	—	—	—	—	—	(11)
Investment gains (losses), net	(5)	—	—	—	—	(10)	—
Subtotal	—	—	—	—	—	(10)	(11)
Other comprehensive income (loss)	(159)	(5)	—	(2)	—	—	—
Purchases	1,107	—	—	14	34	—	98
Sales	(378)	(2)	(2)	—	—	—	(36)
Activity related to consolidated VIEs/VOEs	—	—	—	—	—	—	—
Transfers into Level 3 (1)	168	—	—	—	—	—	45
Transfers out of Level 3 (1)	(121)	—	(6)	—	—	—	(73)
Balance, December 31, 2022	$2,121	$28	$—	$32	$34	$55	$224
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period (2)	$—	$—	$—	$—	$—	$(10)	$(2)
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period (2)	$(156)	$(5)	$—	$(2)	$—	$—	$—

Balance, January 1, 2021	$1,702	$39	$20	$—	$—	$39	$80
Total gains and (losses), realized and unrealized, included in:
Net income (loss) as:
Net investment income (loss)	5	—	—	—	—	—	5
Investment gains (losses), net	(16)	—	—	—	—	26	—
Subtotal	(11)	—	—	—	—	26	5
Other comprehensive income (loss)	34	(2)	—	—	—	—	—
Purchases	938	—	6	20	—	—	211
Sales	(473)	(2)	(18)	—	—	—	(23)
Activity related to consolidated VIEs/VOEs	—	—	—	—	—	—	—
Transfers into Level 3 (1)	27	—	—	—	—	—	—
Transfers out of Level 3 (1)	(713)	—	—	—	—	—	(72)
Balance, December 31, 2021	$1,504	$35	$8	$20	$—	$65	$201
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period (2)	$—	$—	$—	$—	$—	$26	$5
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period (2)	$28	$(2)	$—	$—	$—	$—	$—

	Corporate	State and Political Subdivisions	Asset-backed	CMBS	RMBS	Trading Securities, at Fair Value	Fixed maturities, at FVO
	(in millions)

Balance, January 1, 2020	$1,257	$39	$100	$—	$—	$36	$—
Total gains and (losses), realized and unrealized, included in:
Net income (loss) as:
Net investment income (loss)	4	—	—	—	—	—	—
Investment gains (losses), net	(16)	—	—	—	—	3	—
Subtotal	(12)	—	—	—	—	3	—
Other comprehensive income (loss)	(17)	2	—	—	—	—	—
Purchases	514	—	20	—	—	—	81
Sales	(226)	(2)	—	—	—	—	(1)
Activity related to consolidated VIEs/VOEs	—	—	—	—	—	—	—
Transfers into Level 3 (1)	189	—	—	—	—	—	—
Transfers out of Level 3 (1)	(3)	—	(100)	—	—	—	—
Balance, December 31, 2020	$1,702	$39	$20	$—	$—	$39	$80
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period (2)	$—	$—	$—	$—	$—	$3	$—
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period (2)	$(18)	$2	$—	$—	$—	$—	$—
______________
(1)Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.
(2)For instruments held as of December 31, 2022 or December 31, 2021, amounts are included in net investment income or net derivative gains (losses) in the consolidated statements of income (loss) or unrealized gains (losses) on investments in the consolidated statements of comprehensive income.

	Other Equity Investments (4)	Separate Accounts Assets	Contingent Payment Arrangement
	(in millions)
Balance, January 1, 2022	$16	$1	$(38)
Realized and unrealized gains (losses), included in Net income (loss) as:
Investment gains (losses), reported in net investment income	(1)	—	—
Net derivative gains (losses)	—	—	—
Total realized and unrealized gains (losses)	(1)	—	—
Other comprehensive income (loss)	—	—	—
Purchases	8	—	(231)
Sales	—	—	—
Settlements	—	—	—
Other	—	—	22
Activity related to consolidated VIEs/VOEs	(3)	—	—
Transfers into Level 3 (2)	—	—	—
Transfers out of Level 3 (2)	(3)	—	—
Balance, December 31, 2022	$17	$1	$(247)

	Other Equity Investments (4)	Separate Accounts Assets	Contingent Payment Arrangement
	(in millions)
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period (3)	$(1)	$—	$—

Balance, January 1, 2021	$84	$1	$(28)
Realized and unrealized gains (losses), included in Net income (loss) as:
Investment gains (losses), reported in net investment income	21	—	—
Net derivative gains (losses)	—	—	—
Total realized and unrealized gains (losses)	21	—	—
Other comprehensive income (loss)	—	—	—
Purchases	8	1	(7)
Sales	(92)	—	—
Other	—	—	—
Activity related to consolidated VIEs/VOEs	(4)	—	(3)
Transfers into Level 3 (2)	—	—	—
Transfers out of Level 3 (2)	(1)	(1)	—
Balance, December 31, 2021	$16	$1	$(38)
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period (3)	$2	$—	$—
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period (3)	$—	$—	$—

Balance, January 1, 2020	$113	$—	$(23)
Realized and unrealized gains (losses), included in Net income (loss) as:
Investment gains (losses), reported in net investment income	(8)	—	—
Net derivative gains (losses)	—	—	—
Total realized and unrealized gains (losses)	(8)	—	—
Other comprehensive income (loss)	—	—	—
Purchases	9	1	(4)
Sales	(26)	—	—
Settlements (1)	—	—	1
Change in estimate	—	—	1
Activity related to consolidated VIEs/VOEs	(4)	—	(3)
Transfers into Level 3 (2)	—	—	—
Transfers out of Level 3 (2)	—	—	—
Balance, December 31, 2020	$84	$1	$(28)

	Other Equity Investments (4)	Separate Accounts Assets	Contingent Payment Arrangement
	(in millions)
Change in unrealized gains or losses for the period included in earnings for instruments held at the end of the reporting period (3)	$(8)	$1	$(7)
Change in unrealized gains or losses for the period included in other comprehensive income for instruments held at the end of the reporting period (3)	$—	$—	$—
For contingent payment arrangements, it represents payments under the arrangement.
(2)Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.
(3)For instruments held as of December 31, 2022 or December 31, 2021, amounts are included in net investment income or net derivative gains (losses) in the consolidated statements of income (loss) or unrealized gains (losses) on investments in the consolidated statements of comprehensive income.
(4)Other Equity Investments include other invested assets.

Schedule of Quantitative Information About Level 3 Fair Value Measurement
The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2022 and 2021, respectively.
Quantitative Information about Level 3 Fair Value Measurements as of December 31, 2022

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average (2)
	(Dollars in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate	$417	Matrix pricing model	Spread over Benchmark	20 bps - 797 bps	205 bps
	1,029	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples Loan to value	5.3x - 35.8x 9.0% - 45.7% 0.0x - 10.3x 0.0% - 40.4%	13.6x 11.9% 6.1x 12.0%
Trading Securities, at Fair Value	55	Discounted Cash Flow	Earnings multiple Discount factor Discount years	8.3x 10.0% 7
Other equity investments	4	Market comparable companies	Revenue multiple	0.5x - 10.8x	2.4x
Purchased MRB asset (1) (2) (4)	10,423	Discounted cash flow	Lapse rates Withdrawal rates GMIB Utilization rates Non-performance risk Volatility rates - Equity Mortality: Ages 0-40 Ages 41-60 Ages 61-115	0.26%-26.23% 0.06%-10.93% 0.04%-66.66% 54 bps - 124 bps 14%-32% 0.01%-0.17% 0.06%-0.52% 0.32%-40.00%	1.58% 0.69% 7.39% 69 bps 24% 2.87% (same for all ages) (same for all ages)

Liabilities:

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average (2)
AB Contingent Consideration Payable	$247	Discounted cash flow	Expected revenue growth rates Discount rate	2.0% - 83.9% 1.9% - 10.4%	11.5% 4.5%
Direct MRB (1) (2) (3) (4)	15,276	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality: Ages 0-40 Ages 41-60 Ages 61-115	157 bps 0.26%-35.42% 0.00%-10.93% 0.04% - 100.00% 0.01%-0.17% 0.06%-0.52% 0.32%-40.00%	157 bps 3.01% 0.68% 5.53% 2.43% (same for all ages) (same for all ages)
______________
(1)Mortality rates vary by age and demographic characteristic such as gender and benefits elected with the policy. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.
(2)Lapses and pro-rata withdrawal rates were developed as a function of the policy account value. Dollar for dollar withdrawal rates were developed as a function of the dollar for dollar threshold, the dollar for dollar limit. GMIB utilization rates were developed as a function of the GMIB benefit base.
(3)MRB liabilities are shown net of MRB assets. Net amount is made up of $15.8 billion of MRB liabilities and $490 million of MRB assets.
(4)Includes Legacy and Core products.
Quantitative Information about Level 3 Fair Value Measurements as of December 31, 2021

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average (2)
	(Dollars in millions)
Assets:
Investments:
Fixed maturities, AFS:
Corporate	$258	Matrix pricing model	Spread over benchmark	20 bps - 270 bps	144 bps
	888	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples Loan to value	4.9x - 62.3x 6.2% - 21.5% 0.5x-10.0x 3.1%-63.4%	13.0x 9.1% 5.5x 30.8%
Trading Securities, at Fair Value	65	Discounted cash flow	Earnings multiple Discounts factor Discount years	7.3x 10.00% 11
Other equity investments	4	Market comparable companies	Revenue multiple	7.8x - 10.3x	9.5x
Purchased MRB asset (1) (2) (4)	14,074	Discounted cash flow	Lapse rates Withdrawal rates GMIB utilization rates Non-performance risk Volatility rates - Equity Mortality: Ages 0-40 Ages 41-60 Ages 61-115	0.26%-26.85% 0.19%-8.34% 0.04%-66.14% 50 bps - 93 bps 11%-31% 0.01%-0.17% 0.06%-0.53% 0.31%-40.00%	1.30% 1.20% 6.92% 67 bps 24% 2.59% (same for all ages) (same for all ages)
Liabilities:
AB Contingent Consideration Payable	38	Discounted cash flow	Expected revenue growth rates Discount rate	2.0% - 83.9% 1.9% - 10.4%	11.9% 7.0%
Direct MRB (1) (2) (3) (4)	21,370	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality: Ages 0-40 Ages 41 - 60 Ages 60 - 115	111 bps 0.26% - 26.85% 0.00% - 8.34% 0.04% -100.00% 0.01% - 0.17% 0.06% - 0.53% 0.31% - 40.00%	111 bps 2.35% 1.18% 5.44% 2.27% (same for all ages) (same for all ages)
______________
(1)Mortality rates vary by age and demographic characteristic such as gender and benefits elected with the policy. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.
(2)Lapses and pro-rata withdrawal rates were developed as a function of the policy account value. Dollar for dollar withdrawal rates were developed as a function of the dollar for dollar threshold, the dollar for dollar limit. GMIB utilization rates were developed as a function of the GMIB benefit base.
(3)MRB liabilities are shown net of MRB assets. Net amount is made up of $21.7 billion of MRB liabilities and $318 million of MRB assets.
(4)Includes Legacy and Core products.

Schedule of Fair Value Disclosure Financial Instruments Not Carried At Fair Value
The carrying values and fair values as of December 31, 2022 and 2021 for financial instruments not otherwise disclosed in Note 3 and Note 4 of the Notes to these Consolidated Financial Statements are presented in the table below.
Carrying Values and Fair Values for Financial Instruments Not Otherwise Disclosed

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(in millions)
December 31, 2022:
Mortgage loans on real estate	$16,481	$—	$—	$14,690	$14,690
Policy loans	$4,033	$—	$—	$4,349	$4,349
Policyholders’ liabilities: Investment contracts	$1,916	$—	$—	$1,750	$1,750
FHLB funding agreements	$8,505	$—	$8,390	$—	$8,390
FABN funding agreements	$7,095	$—	$6,384	$—	$6,384
Short-term debt (1)	$520	$—	$518	$—	$518
Long-term debt	$3,322	$—	$3,130	$—	$3,130
Separate Accounts liabilities	$10,236	$—	$—	$10,236	$10,236

December 31, 2021 (1):
Mortgage loans on real estate	$14,033	$—	$—	$14,308	$14,308
Policy loans	$4,024	$—	$—	$5,050	$5,050
Policyholders’ liabilities: Investment contracts	$2,035	$—	$—	$2,103	$2,103
FHLB funding agreements	$6,647	$—	$6,679	$—	$6,679
FABN funding agreements	$6,689	$—	$6,626	$—	$6,626
Long-term debt	$3,839	$—	$4,544	$—	$4,544
Separate Accounts liabilities	$11,620	$—	$—	$11,620	$11,620
_____________
(1)As of December 31, 2022 and 2021, excludes CLO short-term debt of $239 million and $92 million, which is inclusive as fair valued within Notes issued by consolidated VIE’s, at fair value using the fair value option.